Inventories	12 Months Ended
Dec. 31, 2018
Disclosure of Inventories [Abstract]
Inventories
9)	Inventories

Short-term:

	December 31,
	2 0 1 8	2 0 1 7

Finished goods	$1,961,627	$1,572,134
Work in process	79,914	61,129
Billets	2,046,143	1,443,938
Raw materials and supplies	4,576,732	3,728,737
Materials, spare parts and rollers	1,154,586	1,331,079
Materials in transit	319,420	126,481
	$10,138,422	$8,263,498

Long-term:

	December 31,
	2 0 1 8	2 0 1 7

Coke	$952,786	$1,037,470
Spare parts	54,783	49,831
Rollers	140,009	133,465
Finished godos	353,095	353,095
	1,500,673	1,573,861

Less, valuation allowance at the lower of cost or net realizable value.	(353,095)	(353,095)
	$1,147,578	$1,220,766

The Company has $ 952,786 and $ 1,037,470 of coke inventory on hand as of December 31, 2018 and 2017 respectively (See note 4-e), which the Company would use as an input to its blast furnace in the Lorain facility which is currently idled. Management of the Company continually evaluates both the idled facility and the coke inventory for impairment. Management periodically evaluates the potential degradation of the coke inventory and has determined that it continues to be suitable as a blast furnace input or, alternatively, for sale to other blast furnace facilities. As of April 2019, Management expects that there will be recovery in the industries in which the Company operates; this would result in the blast furnace being restarted in the future. However, the Company has recorded an impairment to the blast furnace resulting in a book value of zero. The Company has continued incurring certain costs to maintain the assets in Lorain, including the blast furnace and the coke; such costs are expensed as incurred. In order to restart the blast furnace, the Company will incur certain expenses for the restoration of the equipment, and there is still uncertainty on the date on which the blast furnace will restart its operation. The Company cannot offer any guarantee of the restarting of the total operation of the blast furnace or when conditions will become economically feasible.